Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Detail) - Plan 2020-23 [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	0
Granted	774,150
Amount at end of fiscal year	774,150
Expense recognized during the fiscal year | $	$ 108
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 4.75